Consolidated Statement of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Service revenues	$ 5,292	$ 5,173	$ 5,135
Product sales	2,718	2,318	2,196
Total revenues	8,010	7,491	7,331
Costs and expenses:
Product costs	2,300	1,728	1,779
Operating and maintenance expenses	1,562	1,548	1,625
Depreciation and amortization expenses	1,700	1,720	1,702
Selling, general, and administrative expenses	610	630	684
Impairment of goodwill (Note 16)	0	0	1,098
Impairment of certain assets (Note 16)	1,156	457	145
Gain on sale of Geismar Interest (Note 2)	(1,095)	0	0
Regulatory Charges In Operating Expense Resulting From Tax Reform	674	0	0
Insurance recoveries – Geismar Incident	(9)	(7)	(126)
Other (income) expense – net	79	118	41
Total costs and expenses	6,977	6,194	6,948
Operating income (loss)	1,033	1,297	383
Equity earnings (losses)	434	397	335
Impairment of equity-method investments (Note 16)	0	(430)	(1,359)
Other investing income (loss) – net	281	29	2
Interest incurred	(855)	(949)	(864)
Interest capitalized	33	33	53
Other income (expense) – net	55	62	93
Income (loss) before income taxes	981	439	(1,357)
Provision (benefit) for income taxes	6	(80)	1
Net income (loss)	975	519	(1,358)
Less: Net income attributable to noncontrolling interests	104	88	91
Allocation of net income (loss) for calculation of earnings per common unit:
Net income (loss) attributable to controlling interests	871	431	(1,449)
Allocation of net income (loss) to general partner	0	517	384
Allocation of net income (loss) to Class B units	15	12	(46)
Allocation of net income (loss) to Class D units	0	0	68
Allocation of net income (loss) to common units	$ 856	$ (98)	$ (1,855)
Basic earnings (loss) per common unit
Basic net income (loss) per common unit	$ 0.90	$ (0.17)	$ (3.27)
Basic weighted-average number of common units outstanding (thousands)	947,171	592,519	567,275
Diluted earnings per common unit:
Diluted net income (loss) per common unit	$ 0.90	$ (0.17)	$ (3.27)
Diluted weighted-average number of common units outstanding	947,485	592,519	567,275
Cash distributions per common unit	$ 2.40	$ 3.4000	$ 3.4
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	$ (11)	$ 5	$ 6
Reclassifications into earnings of net derivative instruments (gain) loss	7	(3)	(7)
Foreign currency translation adjustments	0	61	(173)
Reclassification into earnings upon sale of foreign entity	0	108	0
Other comprehensive income (loss)	(4)	171	(174)
Comprehensive income (loss)	971	690	(1,532)
Less: Comprehensive income (loss) attributable to noncontrolling interests	104	88	91
Comprehensive income (loss) attributable to controlling interests	$ 867	$ 602	$ (1,623)